Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
MassMutual RetireSMART Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM Growth Fund
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated November 1, 2018 to the
Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.

Effective immediately, the following sentence replaces the seventh sentence of the first paragraph under the heading Principal Investment Strategies found in the supplement dated September 21, 2018 for the MassMutual RetireSMARTSM Growth Fund in the section titled

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy.

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE